Note Employee benefits (Aggregate status of the plans and the amounts recognized in the consolidated financial statements) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 644,414
Fair value of plan assets at end of year	697,129	$ 644,414
Pension Plan
Change in benefit obligation:
Benefit obligation at beginning of year	736,140	777,815
Interest cost	25,166	29,613	$ 29,844
Actuarial loss (gain)	12,219	(34,538)
Benefits paid	(37,443)	(36,750)
Benefit obligation at end of year	736,082	736,140	777,815
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	612,283	662,765
Actual return on plan assets	30,395	(13,732)
Employer contribution	60,000	0
Benefits paid	(37,443)	(36,750)
Fair value of plan assets at end of year	665,235	612,283	662,765
Amounts recognized in accumulated other comprehensive losss:
Net loss	295,589	294,792
Accumulated other comprehensive loss	295,589	294,792	289,233
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(123,857)	(115,050)
Accumulated other comprehensive loss	294,792	289,233
Amount prepaid (accued) at beginning of year	170,935	174,183
Net periodic benefit income (cost)	(6,193)	(3,248)
Contributions	60,000	0
Amount prepaid (accrued) at end of year	224,742	170,935	174,183
Accumulated other comprehensive loss	(295,589)	(294,792)	(289,233)
Net (liabilities) assets at end of year	(70,847)	(123,857)	(115,050)
Benefit Restoration Plans
Change in benefit obligation:
Benefit obligation at beginning of year	40,773	42,664
Interest cost	1,392	1,630	1,659
Actuarial loss (gain)	2,533	(1,738)
Benefits paid	(2,122)	(1,783)
Benefit obligation at end of year	42,576	40,773	42,664
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	32,131	34,475
Actual return on plan assets	1,480	(734)
Employer contribution	405	173
Benefits paid	(2,122)	(1,783)
Fair value of plan assets at end of year	31,894	32,131	34,475
Amounts recognized in accumulated other comprehensive losss:
Net loss	15,577	13,699
Accumulated other comprehensive loss	15,577	13,699	13,588
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(8,642)	(8,189)
Accumulated other comprehensive loss	13,699	13,588
Amount prepaid (accued) at beginning of year	5,057	5,399
Net periodic benefit income (cost)	(567)	(515)
Contributions	405	173
Amount prepaid (accrued) at end of year	4,895	5,057	5,399
Accumulated other comprehensive loss	(15,577)	(13,699)	(13,588)
Net (liabilities) assets at end of year	$ (10,682)	$ (8,642)	$ (8,189)